Available-For-Sale Securities Included in Short-Term Investments and Investments By Major Security Type (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available for sale Securities Current | Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	¥ 30	¥ 20
Fair value	30	20
Available for sale Securities Non Current
Schedule of Available-for-sale Securities [Line Items]
Cost	16,829	18,519
Gross unrealized holding gains	7,076	3,275
Gross unrealized holding losses	595	1,536
Fair value	23,310	20,258
Available for sale Securities Non Current | Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	590	569
Gross unrealized holding gains		73
Gross unrealized holding losses	30	84
Fair value	560	558
Available for sale Securities Non Current | Government Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	181	172
Gross unrealized holding losses		22
Fair value	181	150
Available for sale Securities Non Current | Fund Trusts
Schedule of Available-for-sale Securities [Line Items]
Cost	1,192	1,867
Gross unrealized holding gains	43	2
Gross unrealized holding losses	1	43
Fair value	1,234	1,826
Available for sale Securities Non Current | Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	14,866	15,911
Gross unrealized holding gains	7,033	3,200
Gross unrealized holding losses	564	1,387
Fair value	¥ 21,335	¥ 17,724